Related Party Disclosures - Compensation of Key Management Personnel (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 25,289	$ 4,000	¥ 43,178	¥ 41,606
Contribution to defined contribution plans	273	43	292	362
Total	¥ 25,562	$ 4,043	¥ 43,470	¥ 41,968